Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,191	$ 1,110	$ 1,165	$ 979
Provision for credit losses
Originations	413	76	479	154
Maturities	(76)	(82)	(172)	(168)
Changes in risk, parameters and exposures	1,323	164	1,455	376
Write-offs	(82)	(168)	(136)	(236)
Recoveries	15	13	28	20
Exchange rate and other	6	(5)	(29)	(17)
Balance at end of period	2,790	1,108	2,790	1,108
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	300	301	281	274
Provision for credit losses
Transfers to Stage 1	39	54	66	78
Transfers to Stage 2	(37)	(8)	(45)	(17)
Transfers to Stage 3	(1)	(2)	(2)	(3)
Originations	413	59	479	127
Maturities	(34)	(46)	(77)	(89)
Changes in risk, parameters and exposures	555	(68)	538	(79)
Exchange rate and other	11	3	6	2
Balance at end of period	1,246	293	1,246	293
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	407	361	396	340
Provision for credit losses
Transfers to Stage 1	(38)	(45)	(64)	(69)
Transfers to Stage 2	37	8	46	19
Transfers to Stage 3	(27)	(17)	(45)	(33)
Originations		17		27
Maturities	(42)	(36)	(95)	(79)
Changes in risk, parameters and exposures	463	65	562	149
Exchange rate and other	7	5	7	4
Balance at end of period	807	358	807	358
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	484	448	488	365
Provision for credit losses
Transfers to Stage 1	(1)	(9)	(2)	(9)
Transfers to Stage 2			(1)	(2)
Transfers to Stage 3	28	19	47	36
Changes in risk, parameters and exposures	305	167	355	306
Write-offs	(82)	(168)	(136)	(236)
Recoveries	15	13	28	20
Exchange rate and other	(12)	(13)	(42)	(23)
Balance at end of period	$ 737	$ 457	$ 737	$ 457